UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12__

Check here if Amendment [ ]; Amendment Number: _______________
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Selkirk Management LLC_____
Address: 	One Main Street____________
		Suite 202__________________
		Chatham, NJ 07928__________


Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas_Oatman____________
Title:	Managing Member__________
Phone:	973-701-6172_____________

Signature, Place, and date of Signing:

Thomas_Oatman__			Chatham, NJ___ 			1/22/13___
[Signature]			[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting managers(s).)


List of Other Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-_________________	________________________________________



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0___________

Form 13F Information Table Entry Total:		17__________

Form 13F Information Table Value Total:		$101462_____
						(thousands)


List of Other Included Managers:

None


FORM 13F INFORMATION TABLE
                                                         VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGER SOLE    SHARED NONE

AMAZON COM INC               COM             023135106   2459      9800	     SH        SOLE                9800
AMERICAN TOWER CORP NEW      COM             03027X100   6889      89150     SH        SOLE                89150
APPLE INC                    COM             037833100   6142      11542     SH        SOLE                11542
BLACKROCK INC                COM             09247X101   3721      18000     SH        SOLE                18000
CARTER INC                   COM             146229109   4062      73000     SH        SOLE                73000
CELGENE CORP                 COM             151020104   10839     138125    SH        SOLE                138125
E M C CORP MASS              COM             268648102   3663      144800    SH        SOLE                144800
EQUINIX INC                  COM NEW         29444U502   6361      30850     SH        SOLE                30850
FLEETCOR TECHNOLIGIES INC    COM             339041105   1663      31000     SH        SOLE                31000
GOOGLE INC                   CL A            38259P508   5104      7215      SH        SOLE                7215
INVESCO LTD                  SHS             G491BT108   3568      136750    SH        SOLE                136750
IRON MTN INC                 COM             462846106   7211      232239    SH        SOLE                232239
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105   10963     240633    SH        SOLE                240633
MASTERCARD INC               CL A            57636Q104   5214      10614     SH        SOLE                10614
NEWSTAR FINANCIAL INC        COM             65251F105   12043     859623    SH        SOLE                859623
PRICELINE COM INC            COM NEW         741503403   6312      10175     SH        SOLE                10175
VISA INC                     COM CL A        92826C839   5248      34620     SH        SOLE                34620